Schedule of Investments (unaudited) March 31, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 16.8%
AmeriCredit Automobile Receivables Trust:
Series 2014-4, Class D, 3.07%, 11/09/20	$800	$800,104
Series 2016-1, Class D, 3.59%, 02/08/22	420	423,872
Series 2017-3, Class C, 2.69%, 06/19/23	1,960	1,954,729
Series 2017-3, Class D, 3.18%, 07/18/23	1,270	1,272,651
Avant Loans Funding Trust(a):
Series 2017-B, Class B, 3.38%, 04/15/21	2,678	2,676,480
Series 2018-A, Class A, 3.09%, 06/15/21	1,096	1,095,467
Series 2018-A, Class B, 3.95%, 12/15/22	3,000	3,015,075
Series 2018-B, Class A, 3.42%, 01/18/22	2,759	2,761,692
Series 2019-A, Class B, 3.80%, 12/15/22(b)	3,500	3,499,887
Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 09/15/24	1,190	1,172,943
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15%, 07/15/21	2,940	2,935,884
CLUB Credit Trust(a):
Series 2017-P1, Class B, 3.56%, 09/15/23	6,000	6,006,625
Series 2017-P2, Class A, 2.61%, 01/15/24	913	909,537
Series 2018-P3, Class A, 3.82%, 01/15/26	6,758	6,793,418
College Loan Corp. Trust I, Series 2004-1, Class A4, (3 mo. LIBOR US + 0.19%), 2.96%, 04/25/24(c)	751	751,148
Consumer Loan Underlying Bond Credit Trust(a):
Series 2017-NP2, Class B, 3.50%, 01/16/24	372	371,950
Series 2018-P1, Class A, 3.39%, 07/15/25	2,533	2,534,967
Series 2018-P2, Class A, 3.47%, 10/15/25	1,262	1,263,915
Credit Suisse Mortgage Capital Certificates, Series 2006-CF3, Class A1, (1 mo. LIBOR US + 0.54%), 3.03%, 10/25/36(a)(c)	11	10,745
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	1,160	1,151,684

Security	Par (000)	Value

Asset-Backed Securities (continued)
Drive Auto Receivables Trust:
Series 2015-DA, Class C, 3.38%, 11/15/21(a)	$21	$20,631
Series 2016-AA, Class C, 3.91%, 05/17/21(a)	57	56,890
Series 2016-BA, Class C, 3.19%, 07/15/22(a)	367	367,302
Series 2016-BA, Class D, 4.53%, 08/15/23(a)	1,900	1,922,859
Series 2016-CA, Class D, 4.18%, 03/15/24(a)	1,100	1,114,096
Series 2017-1, Class D, 3.84%, 03/15/23	4,011	4,042,024
Series 2017-2, Class D, 3.49%, 09/15/23	1,435	1,443,464
Series 2017-3, Class B, 2.30%, 05/17/21	168	167,455
Series 2017-3, Class D, 3.53%, 12/15/23(a)	8,440	8,482,828
Series 2017-AA, Class D, 4.16%, 05/15/24(a)	1,500	1,518,239
Series 2017-BA, Class D, 3.72%, 10/17/22(a)	4,000	4,023,083
Series 2018-1, Class C, 3.22%, 03/15/23	4,570	4,581,588
Series 2018-1, Class D, 3.81%, 05/15/24	4,905	4,944,673
Series 2018-2, Class B, 3.22%, 04/15/22	4,000	4,004,378
Series 2018-2, Class C, 3.63%, 08/15/24	4,125	4,152,199
Series 2018-2, Class D, 4.14%, 08/15/24	2,360	2,399,180
Series 2018-3, Class B, 3.37%, 09/15/22	2,130	2,136,074
Series 2018-3, Class C, 3.72%, 09/16/24	2,430	2,452,386
Series 2018-3, Class D, 4.30%, 09/16/24	4,840	4,937,391
Series 2018-4, Class C, 3.66%, 11/15/24	6,103	6,149,021
Series 2018-4, Class D, 4.09%, 01/15/26	1,420	1,444,040
Series 2018-5, Class C, 3.99%, 01/15/25	2,990	3,052,589
Series 2019-1, Class B, 3.41%, 06/15/23	7,400	7,455,217
Series 2019-1, Class C, 3.78%, 04/15/25	4,350	4,413,687
Series 2019-1, Class D, 4.09%, 06/15/26	5,610	5,728,300
Series 2019-2, Class C, 3.42%, 06/16/25	8,500	8,555,325

1

Schedule of Investments (unaudited) (continued) March 31, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
DT Auto Owner Trust(a):
Series 2015-3A, Class D, 4.53%, 10/17/22	$657	$660,745
Series 2017-4A, Class C, 2.86%, 07/17/23	900	898,975
Enva LLC, Series 2018-A, Class A, 4.20%, 05/20/26(a)	2,782	2,785,121
Exeter Automobile Receivables Trust:
Series 2015-1A, Class C, 4.10%, 12/15/20(a)	2,849	2,854,042
Series 2017-2A, Class A, 2.11%, 06/15/21(a)	69	69,378
Series 2018-1A, Class D, 3.53%, 11/15/23(a)	4,570	4,603,071
Series 2018-4A, Class B, 3.64%, 11/15/22(a)	4,630	4,668,454
Series 2019-1A, Class B, 3.45%, 02/15/23	7,300	7,352,965
Flagship Credit Auto Trust(a):
Series 2016-3, Class C, 2.72%, 07/15/22	7,500	7,467,658
Series 2016-4, Class B, 2.41%, 10/15/21	2,400	2,394,604
Ford Credit Auto Owner Trust, Class A(a):
Series 2018-1, 3.19%, 07/15/31	2,870	2,871,967
Series 2019-1, 3.52%, 07/15/30	450	458,684
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, (3 mo. LIBOR US + 0.31%), 2.92%, 09/27/35(c)	21	21,190
Marlette Funding Trust, Class A(a):
Series 2017-3A, 2.36%, 12/15/24	544	542,783
Series 2018-3A, 3.20%, 09/15/28	2,031	2,031,667
Series 2018-4A, 3.71%, 12/15/28	2,732	2,750,668
Series 2019-1A, 3.44%, 04/16/29	6,920	6,942,204
National Collegiate Student Loan Trust(c):
Series 2006-3, Class A4, (1 mo. LIBOR US + 0.27%), 2.76%, 03/26/29	870	862,831
Series 2007-1, Class A3, (1 mo. LIBOR US + 0.24%), 2.73%, 07/25/30	1,460	1,446,990
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.10%, 03/20/28(a)	289	289,820
Prestige Auto Receivables Trust, Series 2016-1A, Class D, 5.15%, 11/15/21(a)	3,339	3,397,509
Prosper Marketplace Issuance Trust, Class A:
Series 2018-1A, 3.11%, 06/17/24	752	752,703

Security	Par (000)	Value

Asset-Backed Securities (continued)
Prosper Marketplace Issuance Trust, Class A (continued):
Series 2018-2A, 3.35%, 10/15/24(a)	$1,794	$1,796,799
Series 2019-1A, 3.54%, 04/15/25(a)	2,774	2,778,947
Santander Drive Auto Receivables Trust:
Series 2015-1, Class D, 3.24%, 04/15/21	806	807,336
Series 2015-2, Class C, 2.44%, 04/15/21	5	4,621
Series 2015-3, Class C, 2.74%, 01/15/21	141	141,397
Series 2015-4, Class C, 2.97%, 03/15/21	143	143,338
Series 2016-1, Class C, 3.09%, 04/15/22	1,944	1,945,506
Series 2016-3, Class C, 2.46%, 03/15/22	2,100	2,095,187
Series 2016-3, Class D, 2.80%, 08/15/22	3,000	2,996,971
Series 2017-2, Class C, 2.79%, 08/15/22	2,190	2,190,338
Series 2017-2, Class D, 3.49%, 07/17/23	6,040	6,070,997
Series 2017-3, Class D, 3.20%, 11/15/23	8,000	7,990,895
Series 2018-5, Class D, 4.19%, 12/16/24	5,190	5,293,499
SLM Private Education Loan Trust(a):
Series 2010-A, Class 1A, (Prime - 0.05%), 5.45%, 05/16/44(c)	133	133,547
Series 2011-B, Class A2, 3.74%, 02/15/29	237	237,146
SoFi Consumer Loan Program LLC:
Series 2016-1, Class A, 3.26%, 08/25/25	1,271	1,274,895
Series 2016-2A, Class A, 3.09%, 10/27/25(a)	451	451,121
Series 2016-3, Class A, 3.05%, 12/26/25(a)	524	523,797
Series 2017-1, Class A, 3.28%, 01/26/26(a)	3,498	3,510,134
Series 2017-3, Class A, 2.77%, 05/25/26(a)	863	859,776
Series 2017-6, Class A1, 2.20%, 11/25/26(a)	185	184,795
Series 2017-6, Class A2, 2.82%, 11/25/26(a)	1,050	1,045,715

2

Schedule of Investments (unaudited) (continued) March 31, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
SoFi Consumer Loan Program Trust(a):
Series 2015-1, Class A, 3.28%, 09/15/23	$176	$176,348
Series 2018-1, Class A1, 2.55%, 02/25/27	794	792,209
Series 2018-1, Class A2, 3.14%, 02/25/27	2,380	2,384,187
Series 2018-3, Class A1, 3.20%, 08/25/27	1,118	1,118,564
SoFi Professional Loan Program LLC, Series 2015-B, Class A2, 2.51%, 09/27/32(a)	76	75,547
Springleaf Funding Trust, Series 2016-AA, Class A, 2.90%, 11/15/29(a)	5,664	5,656,244
Trafigura Securitisation Finance PLC, Series 2017-1A, Class A1, (1 mo. LIBOR US + 0.85%), 3.33%, 12/15/20(c)	1,940	1,938,824
Upgrade Receivables Trust, Class A(a):
Series 2018-1A, 3.76%, 11/15/24	2,103	2,108,431
Series 2019-1A, 3.48%, 03/15/25	2,779	2,783,008
Westlake Automobile Receivables Trust:
Series 2017-1A, Class D, 3.46%, 10/17/22(a)	7,500	7,505,034
Series 2018-1A, Class D, 3.41%, 05/15/23(a)	3,000	3,007,028
Series 2018-2A, Class B, 3.20%, 01/16/24	2,735	2,743,774
Series 2018-3A, Class B, 3.32%, 10/16/23(a)	3,510	3,521,051
Series 2018-3A, Class C, 3.61%, 10/16/23(a)	2,980	3,006,430
Series 2018-3A, Class D, 4.00%, 10/16/23(a)	1,140	1,157,970

Total Asset-Backed Securities — 16.8% (Cost — $266,196,623)		267,543,127

Corporate Bonds — 39.9%

Aerospace & Defense — 0.3%
Illinois Tool Works, Inc., 2.65%, 11/15/26	500	492,774
L3 Technologies, Inc., 4.95%, 02/15/21(d)	1,618	1,671,594
Raytheon Co.:
3.13%, 10/15/20	1,190	1,198,925
3.15%, 12/15/24(d)	800	814,722
Rockwell Collins, Inc., 2.80%, 03/15/22	275	274,327

Security	Par (000)	Value

Aerospace & Defense (continued)
Spirit AeroSystems, Inc., 3.95%, 06/15/23	$1,060	$1,077,739

		5,530,081

Air Freight & Logistics — 0.0%
CH Robinson Worldwide, Inc., 4.20%, 04/15/28(d)	500	517,645

Airlines — 0.1%
Delta Air Lines, Inc., 3.40%, 04/19/21	1,000	1,004,085

Auto Components — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.00%, 08/01/20	525	529,987
6.38%, 12/15/25	200	204,750
Lear Corp., 5.38%, 03/15/24	2,115	2,173,526

		2,908,263

Automobiles — 0.3%
Ford Motor Co.:
4.35%, 12/08/26(d)	1,700	1,577,887
6.63%, 10/01/28	700	730,056
General Motors Co.:
5.00%, 10/01/28(d)	1,000	997,410
5.20%, 04/01/45	1,200	1,065,946

		4,371,299

Banks — 3.5%
Bank of America NA, 3.34%, 01/25/23(d)(e)	605	612,561
Barclays Bank PLC, 2.65%, 01/11/21(d)	1,560	1,547,726
Capital One Financial Corp.:
2.50%, 05/12/20(d)	550	548,445
2.40%, 10/30/20	1,090	1,083,759
3.45%, 04/30/21(d)	634	641,695
Capital One NA, 2.65%, 08/08/22(d)	1,300	1,284,475
Citibank NA(d):
2.10%, 06/12/20	1,150	1,141,736
3.40%, 07/23/21	840	850,949
3.65%, 01/23/24	3,605	3,719,615
Citizens Bank Providence, 2.25%, 03/02/20	450	447,903
Compass Bank, 3.50%, 06/11/21(d)	2,300	2,318,057
Discover Bank, 4.20%, 08/08/23(d)	1,600	1,663,444
HSBC Bank USA NA, 5.88%, 11/01/34(d)	590	705,062
HSBC Holdings PLC:
3.40%, 03/08/21	1,525	1,538,434
3.60%, 05/25/23(d)	1,900	1,933,294
3.03%, 11/22/23(d)(e)	1,635	1,623,304
3.95%, 05/18/24(e)	605	616,998
3.90%, 05/25/26(d)	1,500	1,518,757
4.29%, 09/12/26(d)(e)	2,185	2,253,247

3

Schedule of Investments (unaudited) (continued) March 31, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
HSBC Holdings PLC (continued):
4.38%, 11/23/26	$210	$215,110
(3 mo. LIBOR US + 1.55%), 4.04%, 03/13/28(d)(f)	2,000	2,015,288
6.50%, 09/15/37	400	496,982
5.25%, 03/14/44(d)	350	382,825
Huntington National Bank, 2.38%, 03/10/20	600	597,917
ING Groep NV(d):
3.15%, 03/29/22	415	415,206
4.10%, 10/02/23	2,090	2,148,164
Lloyds Banking Group PLC:
3.10%, 07/06/21(d)	1,000	1,000,294
4.45%, 05/08/25	1,175	1,219,517
3.57%, 11/07/28(d)(e)	1,700	1,632,431
National Bank of Canada, 2.15%, 06/12/20(d)	1,000	993,387
Regions Bank/Birmingham AL, 2.75%, 04/01/21	1,500	1,494,980
Santander UK PLC, 3.75%, 11/15/21(d)	1,140	1,160,154
SunTrust Bank/Atlanta GA, 2.59%, 01/29/21(e)	975	972,740
Svenska Handelsbanken AB:
2.45%, 03/30/21	800	796,248
3.90%, 11/20/23	2,700	2,808,618
Synchrony Bank, 3.65%, 05/24/21(d)	1,040	1,049,588
Wells Fargo & Co.:
3.75%, 01/24/24(d)	1,440	1,481,871
3.30%, 09/09/24	1,590	1,602,460
3.00%, 02/19/25	800	790,835
3.00%, 10/23/26	2,654	2,587,857
Series N, 2.15%, 01/30/20(d)	800	796,278
Wells Fargo Bank NA, 2.60%, 01/15/21(d)	1,600	1,595,398
Westpac Banking Corp., 2.15%, 03/06/20(d)	1,300	1,293,199
Zions Bancorp. NA, 3.50%, 08/27/21(d)	640	646,680

		56,243,488

Beverages — 0.7%
Keurig Dr. Pepper, Inc.(a)(d):
3.55%, 05/25/21	2,905	2,936,268
4.42%, 05/25/25	3,100	3,212,381
5.09%, 05/25/48	1,100	1,129,292
Molson Coors Brewing Co., 2.25%, 03/15/20	405	402,408
PepsiCo, Inc.:
2.85%, 02/24/26	800	794,346
3.00%, 10/15/27	1,190	1,183,231

Security	Par (000)	Value

Beverages (continued)
PepsiCo, Inc. (continued):
3.45%, 10/06/46	$2,000	$1,926,435

		11,584,361

Biotechnology — 0.6%
Amgen, Inc.:
2.20%, 05/22/19	800	799,667
2.65%, 05/11/22(d)	820	817,139
3.63%, 05/22/24	800	821,339
3.13%, 05/01/25	800	803,759
2.60%, 08/19/26	800	756,772
3.20%, 11/02/27	800	783,206
Baxalta, Inc., 2.88%, 06/23/20	231	230,672
Celgene Corp.:
2.25%, 08/15/21	1,700	1,673,160
3.45%, 11/15/27	526	519,635
Gilead Sciences, Inc.:
2.35%, 02/01/20	400	398,638
3.50%, 02/01/25(d)	400	408,227
2.95%, 03/01/27(d)	800	776,743
Lowe’s Cos., Inc., 3.13%, 09/15/24(d)	800	804,926

		9,593,883

Capital Markets — 1.8%
Brookfield Finance, Inc.(d):
3.90%, 01/25/28	1,063	1,028,002
4.85%, 03/29/29	3,300	3,393,015
CME Group, Inc., 3.00%, 03/15/25(d)	2,200	2,211,251
Goldman Sachs Group, Inc.:
6.00%, 06/15/20(d)	1,040	1,078,602
2.35%, 11/15/21(d)	490	482,440
3.00%, 04/26/22(d)	2,000	1,995,662
3.75%, 05/22/25	2,000	2,020,319
3.27%, 09/29/25(d)(e)	2,000	1,974,305
3.75%, 02/25/26(d)	1,900	1,906,424
3.50%, 11/16/26(d)	365	360,127
3.85%, 01/26/27(d)	1,090	1,094,253
(3 mo. LIBOR US + 1.51%), 3.69%, 06/05/28(f)	3,000	2,971,360
4.22%, 05/01/29(e)	1,800	1,839,599
6.75%, 10/01/37	500	609,538
4.02%, 10/31/38(e)	500	477,428
Morgan Stanley:
2.63%, 11/17/21	1,195	1,189,531
2.75%, 05/19/22	700	695,769
3.13%, 07/27/26	1,000	973,465
3.63%, 01/20/27(d)	300	300,701
4.43%, 01/23/30(e)	890	937,372
6.38%, 07/24/42(d)	460	594,049

4

Schedule of Investments (unaudited) (continued) March 31, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Morgan Stanley (continued):
4.30%, 01/27/45(d)	$400	$406,730

		28,539,942

Chemicals — 0.7%
DowDuPont, Inc., 3.77%, 11/15/20(d)	900	916,437
International Flavors & Fragrances, Inc.:
3.40%, 09/25/20(d)	1,550	1,559,316
3.20%, 05/01/23	1,590	1,584,059
PPG Industries, Inc., 3.75%, 03/15/28(d)	1,590	1,622,552
RPM International, Inc.:
6.13%, 10/15/19	743	755,296
3.75%, 03/15/27	1,000	974,684
Sherwin-Williams Co.:
4.20%, 01/15/22(d)	1,590	1,637,119
3.13%, 06/01/24(d)	265	263,261
3.30%, 02/01/25	800	784,715
3.95%, 01/15/26	400	403,100

		10,500,539

Commercial Services & Supplies — 0.2%
Ecolab, Inc., 2.25%, 01/12/20(d)	800	797,866
IHS Markit Ltd., 4.13%, 08/01/23	1,096	1,117,745
Waste Management, Inc., 2.40%, 05/15/23(d)	1,000	983,029

		2,898,640

Commercial Services & Supplies — 0.1%
National Rural Utilities Cooperative Finance Corp., 3.70%, 03/15/29	1,500	1,557,975

Communications Equipment — 0.3%
Cisco Systems, Inc., 2.45%, 06/15/20	800	798,725
Motorola Solutions, Inc., 4.60%, 02/23/28	3,932	3,964,111

		4,762,836

Construction & Engineering — 0.0%
ABB Finance USA, Inc., 3.80%, 04/03/28	400	419,922

Consumer Discretionary — 0.1%
Ecolab, Inc., 3.25%, 12/01/27	1,190	1,196,087
Royal Caribbean Cruises Ltd.:
2.65%, 11/28/20	315	314,628
3.70%, 03/15/28	609	586,927

		2,097,642

Consumer Finance — 1.0%
American Express Co.:
2.50%, 08/01/22(d)	1,000	988,313
3.70%, 08/03/23	1,500	1,537,146
Automatic Data Processing, Inc., 2.25%, 09/15/20(d)	400	397,721

Security	Par (000)	Value

Consumer Finance (continued)
Capital One NA, 2.35%, 01/31/20	$1,500	$1,492,457
Caterpillar Financial Services Corp., 2.63%, 03/01/23(d)	1,590	1,581,089
Mastercard, Inc.:
3.38%, 04/01/24	900	928,987
2.95%, 11/21/26(d)	1,335	1,339,794
S&P Global, Inc.:
3.30%, 08/14/20	800	806,798
4.40%, 02/15/26	1,000	1,075,254
2.95%, 01/22/27(d)	685	667,596
Synchrony Financial, 3.00%, 08/15/19	1,540	1,540,317
Total System Services, Inc., 4.00%, 06/01/23(d)	1,200	1,232,903
Visa, Inc.(d):
3.15%, 12/14/25	800	812,155
2.75%, 09/15/27	1,195	1,180,643

		15,581,173

Diversified Financial Services — 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/23/23	1,000	981,472
Banco Santander SA, 3.50%, 04/11/22	600	605,697
Bank of America Corp.:
3.50%, 05/17/22(d)(e)	1,195	1,208,990
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(f)	3,000	2,990,823
3.00%, 12/20/23(e)	553	550,798
3.86%, 07/23/24(e)	3,300	3,393,752
4.45%, 03/03/26	2,700	2,813,824
4.27%, 07/23/29(e)	260	270,719
3.97%, 02/07/30(e)	1,560	1,590,011
(3 mo. LIBOR US + 1.81%), 4.24%, 04/24/38(f)	100	102,289
Citigroup, Inc.(d):
4.50%, 01/14/22	1,000	1,042,973
2.75%, 04/25/22	1,400	1,394,106
3.14%, 01/24/23(e)	1,600	1,605,527
Credit Suisse Group Funding Guernsey Ltd.(d):
3.45%, 04/16/21	2,030	2,051,175
3.80%, 09/15/22	670	682,529
3.80%, 06/09/23	300	304,673
Ford Motor Credit Co. LLC:
2.02%, 05/03/19(d)	1,650	1,648,495
1.90%, 08/12/19	615	612,419
2.43%, 06/12/20	1,010	996,743
3.81%, 10/12/21	1,845	1,827,792
3.82%, 11/02/27(d)	1,500	1,309,659
General Motors Financial Co., Inc.:
2.40%, 05/09/19	1,700	1,699,269
2.65%, 04/13/20(d)	1,000	995,989
4.20%, 03/01/21(d)	2,200	2,231,452

5

Schedule of Investments (unaudited) (continued) March 31, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
General Motors Financial Co., Inc. (continued):
4.20%, 11/06/21	$1,360	$1,383,659
3.45%, 04/10/22	1,780	1,780,105
3.25%, 01/05/23(d)	1,200	1,176,576
3.70%, 05/09/23(d)	5,600	5,570,255
4.15%, 06/19/23(d)	1,000	1,009,378
4.30%, 07/13/25(d)	180	178,989
HSBC Holdings PLC, 3.80%, 03/11/25(e)	895	907,247
Intercontinental Exchange, Inc.:
3.75%, 09/21/28(d)	1,840	1,906,141
4.25%, 09/21/48	350	366,759
JPMorgan Chase & Co.:
2.20%, 10/22/19	400	398,868
4.25%, 10/15/20	1,770	1,810,007
2.55%, 03/01/21(d)	1,100	1,096,352
3.25%, 09/23/22(d)	780	790,914
3.20%, 01/25/23(d)	1,380	1,398,973
(3 mo. LIBOR US + 0.94%), 2.78%, 04/25/23(d)(f)	1,000	994,141
3.63%, 05/13/24	400	411,104
3.13%, 01/23/25(d)	800	800,593
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(f)	600	599,812
3.96%, 01/29/27(e)	2,665	2,752,107
4.01%, 04/23/29(e)	2,555	2,624,295
4.20%, 07/23/29(e)	1,555	1,622,134
Kimberly-Clark Corp., 2.40%, 06/01/23	800	788,669
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21	340	344,987
3.00%, 02/22/22	335	335,697
3.46%, 03/02/23	1,600	1,621,904
MSCI, Inc., 5.75%, 08/15/25(a)(d)	300	315,000
Nasdaq, Inc., 3.85%, 06/30/26(d)	32	32,441
ORIX Corp., 2.90%, 07/18/22(d)	325	324,967

		66,253,250

Diversified Telecommunication Services — 1.4%
AT&T, Inc.:
4.60%, 02/15/21(d)	1,000	1,028,156
3.00%, 02/15/22(d)	800	803,143
3.20%, 03/01/22	810	817,154
2.63%, 12/01/22	800	789,797
3.80%, 03/01/24(d)	2,360	2,414,821
3.90%, 03/11/24(d)	1,590	1,634,432
4.45%, 04/01/24	1,165	1,219,053
3.40%, 05/15/25	1,590	1,573,331
4.35%, 03/01/29(d)	1,030	1,052,218
4.85%, 03/01/39(d)	1,105	1,111,728
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23(d)	1,270	1,300,293

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc.:
3.50%, 11/01/24(d)	$2,500	$2,559,837
3.38%, 02/15/25	1,000	1,011,777
4.50%, 08/10/33	2,300	2,431,085
4.86%, 08/21/46	1,750	1,864,520
5.01%, 08/21/54(d)	900	962,629

		22,573,974

Electric Utilities — 3.7%
Alabama Power Co.:
3.38%, 10/01/20(d)	800	807,407
2.80%, 04/01/25	800	780,419
American Electric Power Co., Inc., 3.20%, 11/13/27	500	488,011
Appalachian Power Co.:
3.40%, 06/01/25	800	810,533
Series X, 3.30%, 06/01/27	1,190	1,175,004
Arizona Public Service Co.:
3.15%, 05/15/25(d)	400	400,568
2.95%, 09/15/27	800	783,261
Baltimore Gas & Electric Co.:
3.35%, 07/01/23(d)	2,390	2,427,248
2.40%, 08/15/26	800	759,197
4.25%, 09/15/48	225	236,453
Berkshire Hathaway Energy Co., 4.45%, 01/15/49	400	422,360
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26(d)	800	758,312
Commonwealth Edison Co.:
2.55%, 06/15/26	800	773,546
3.70%, 08/15/28(d)	2,200	2,306,645
Consolidated Edison Co. of New York, Inc.:
Series 06-A, 5.85%, 03/15/36(d)	1,000	1,206,829
Series B, 3.13%, 11/15/27	800	794,676
Consumers Energy Co., 3.38%, 08/15/23	800	821,090
DTE Electric Co., 3.65%, 03/15/24	1,590	1,646,803
Duke Energy Corp.(d):
5.05%, 09/15/19	400	403,652
2.65%, 09/01/26	1,000	952,580
Duke Energy Florida LLC, 3.80%, 07/15/28(d)	1,365	1,425,024
Duke Energy Progress LLC, 3.25%, 08/15/25	1,590	1,625,308
Edison International, 4.13%, 03/15/28(d)	500	471,993
Eversource Energy:
Series L, 2.90%, 10/01/24	1,360	1,349,449
Series M, 3.30%, 01/15/28	1,000	988,370
Florida Power & Light Co.:
2.75%, 06/01/23	1,590	1,598,853

6

Schedule of Investments (unaudited) (continued) March 31, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Florida Power & Light Co. (continued):
3.25%, 06/01/24	$800	$819,775
Georgia Power Co., 3.25%, 04/01/26(d)	800	783,261
Indiana Michigan Power Co.:
3.85%, 05/15/28	800	834,605
Series J, 3.20%, 03/15/23	1,190	1,200,090
Interstate Power & Light Co., 3.25%, 12/01/24	800	803,871
Kansas City Power & Light Co.:
3.15%, 03/15/23	1,590	1,614,310
3.65%, 08/15/25	300	309,130
Kentucky Utilities Co., 3.25%, 11/01/20	800	806,387
MidAmerican Energy Co., 3.10%, 05/01/27	800	804,243
NextEra Energy Capital Holdings, Inc.:
2.70%, 09/15/19	1,040	1,039,481
3.55%, 05/01/27(d)	645	647,703
PacifiCorp:
2.95%, 06/01/23	800	807,311
4.13%, 01/15/49(d)	700	723,511
Pennsylvania Electric Co., 3.25%, 03/15/28(a)	1,590	1,534,415
PPL Electric Utilities Corp., 2.50%, 09/01/22	400	395,458
Progress Energy, Inc.:
4.88%, 12/01/19	920	932,125
4.40%, 01/15/21	1,110	1,136,596
PSEG Power LLC:
4.15%, 09/15/21(d)	350	360,052
3.85%, 06/01/23	1,300	1,333,086
Public Service Co. of Colorado:
3.20%, 11/15/20(d)	800	805,218
3.70%, 06/15/28	1,800	1,874,119
Public Service Electric & Gas Co.:
2.38%, 05/15/23	400	396,672
2.25%, 09/15/26	800	752,387
3.70%, 05/01/28	800	831,604
San Diego Gas & Electric Co., 2.50%, 05/15/26	400	377,244
Southern Co., 3.25%, 07/01/26	2,000	1,958,928
Virginia Electric & Power Co.:
Series A, 3.80%, 04/01/28(d)	3,300	3,413,212
Series C, 2.75%, 03/15/23	1,190	1,187,544
Westar Energy, Inc., 2.55%, 07/01/26	800	766,844
Wisconsin Electric Power Co., 3.10%, 06/01/25	800	795,807
Wisconsin Power & Light Co., 3.05%, 10/15/27	1,590	1,574,082

Security	Par (000)	Value

Electric Utilities (continued)
Xcel Energy, Inc., 4.00%, 06/15/28(d)	$900	$939,169

		58,771,831

Electrical Equipment — 0.2%
Emerson Electric Co.(d):
2.63%, 12/01/21	800	800,296
2.63%, 02/15/23	1,190	1,178,776
Roper Technologies, Inc.(d):
3.80%, 12/15/26	1,000	1,011,687
4.20%, 09/15/28	900	932,888

		3,923,647

Electronic Equipment, Instruments & Components — 0.0%
Fortive Corp., 1.80%, 06/15/19	47	46,804
Tyco Electronics Group SA, 3.13%, 08/15/27(d)	210	202,623

		249,427

Equity Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc., 2.75%, 01/15/20	1,190	1,187,949
American Tower Corp.:
2.80%, 06/01/20	1,190	1,189,133
5.05%, 09/01/20	400	412,106
2.25%, 01/15/22	960	945,353
4.70%, 03/15/22(d)	1,000	1,046,212
3.00%, 06/15/23	1,000	996,592
3.38%, 10/15/26	3,100	3,021,326
CoreCivic, Inc.:
4.13%, 04/01/20	760	758,100
4.63%, 05/01/23	735	707,438
Crown Castle International Corp.:
2.25%, 09/01/21	275	271,044
4.88%, 04/15/22(d)	830	874,841
5.25%, 01/15/23(d)	400	429,264
3.20%, 09/01/24	1,500	1,488,535
3.70%, 06/15/26	1,000	996,856
3.80%, 02/15/28	596	592,411
Omega Healthcare Investors, Inc., 4.50%, 04/01/27	1,000	1,002,979
Public Storage, 3.09%, 09/15/27	2,500	2,436,137
Senior Housing Properties Trust, 3.25%, 05/01/19	1,600	1,600,182
WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, 09/17/19(a)	655	654,592

		20,611,050

Food & Staples Retailing — 0.4%
Lamb Weston Holdings, Inc., 4.88%, 11/01/26(a)(d)	150	152,063
McCormick & Co., Inc., 2.70%, 08/15/22	700	696,121
Mondelez International, Inc., 3.63%, 02/13/26	1,965	1,991,672

7

Schedule of Investments (unaudited) (continued) March 31, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food & Staples Retailing (continued)
Walgreen Co.:
3.10%, 09/15/22	$800	$805,209
4.40%, 09/15/42	750	684,344
Walgreens Boots Alliance, Inc., 3.30%, 11/18/21(d)	800	809,055
Walmart, Inc., 2.55%, 04/11/23	800	798,651

		5,937,115

Food Products — 0.2%
Kellogg Co., 2.65%, 12/01/23(d)	1,100	1,077,602
Kraft Heinz Foods Co., 3.50%, 06/06/22	1,190	1,202,982
Sysco Corp., 3.30%, 07/15/26(d)	800	795,013

		3,075,597

Gas Utilities — 0.1%
Atmos Energy Corp., 3.00%, 06/15/27	400	396,237
Southern California Gas Co.:
3.15%, 09/15/24(d)	800	804,836
Series TT, 2.60%, 06/15/26	800	763,731

		1,964,804

Health Care Equipment & Supplies — 1.3%
Abbott Laboratories, 3.40%, 11/30/23(d)	910	928,729
Baxter International, Inc.:
1.70%, 08/15/21	800	778,667
2.60%, 08/15/26(d)	3,110	2,969,500
Becton Dickinson & Co.:
2.68%, 12/15/19	292	291,057
2.40%, 06/05/20(d)	480	476,561
3.25%, 11/12/20(d)	1,800	1,807,355
3.13%, 11/08/21(d)	800	803,255
2.89%, 06/06/22	470	467,806
3.36%, 06/06/24(d)	723	722,997
3.73%, 12/15/24	1,590	1,614,348
Boston Scientific Corp.:
3.85%, 05/15/25(d)	1,300	1,338,272
4.00%, 03/01/29	980	1,012,117
Covidien International Finance SA, 2.95%, 06/15/23(d)	2,390	2,410,474
Stryker Corp.:
2.63%, 03/15/21	245	244,253
3.50%, 03/15/26	800	810,389
3.65%, 03/07/28(d)	800	820,519
Zimmer Biomet Holdings, Inc.:
2.70%, 04/01/20(d)	1,340	1,336,711
3.15%, 04/01/22(d)	800	802,207
3.70%, 03/19/23	305	307,775
3.55%, 04/01/25	1,590	1,567,788

		21,510,780

Health Care Providers & Services — 1.0%
Aetna, Inc., 2.75%, 11/15/22	1,000	986,608

Security	Par (000)	Value

Health Care Providers & Services (continued)
Anthem, Inc.:
3.35%, 12/01/24(d)	$1,210	$1,218,415
3.65%, 12/01/27	1,200	1,198,784
Cigna Corp., 3.75%, 07/15/23(a)	1,100	1,127,834
HCA, Inc.:
5.25%, 04/15/25	1,600	1,718,046
5.25%, 06/15/26(d)	500	535,734
5.50%, 06/15/47(d)	3,500	3,721,023
Humana, Inc.:
2.90%, 12/15/22	760	754,480
3.85%, 10/01/24	1,000	1,018,832
Omega Healthcare Investors, Inc., 4.95%, 04/01/24	1,100	1,142,241
Quest Diagnostics, Inc., 2.50%, 03/30/20	705	702,671
Thermo Fisher Scientific, Inc., 2.95%, 09/19/26	400	385,887
UnitedHealth Group, Inc., 4.75%, 07/15/45(d)	800	903,941

		15,414,496

Hotels, Restaurants & Leisure — 0.9%
GLP Capital LP/GLP Financing II, Inc.:
5.38%, 11/01/23(d)	1,200	1,263,228
5.25%, 06/01/25	1,690	1,770,275
5.38%, 04/15/26(d)	1,840	1,922,616
5.75%, 06/01/28	1,095	1,175,702
5.30%, 01/15/29	3,445	3,595,202
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27(d)	300	303,375
McDonald’s Corp.:
1.88%, 05/29/19	400	399,117
3.70%, 01/30/26(d)	1,000	1,032,328
3.50%, 03/01/27(d)	278	281,713
3.80%, 04/01/28(d)	1,590	1,640,979
6.30%, 10/15/37(d)	310	384,033

		13,768,568

Household Products — 0.1%
Clorox Co., 3.50%, 12/15/24	800	828,384

Independent Power and Renewable Electricity Producers — 0.0%
Exelon Corp., 5.15%, 12/01/20(d)	360	371,133

Insurance — 1.2%
Aflac, Inc., 3.63%, 11/15/24(d)	1,000	1,036,560
Allstate Corp., 4.20%, 12/15/46(d)	110	112,940
American International Group, Inc., 3.30%, 03/01/21(d)	320	322,002
Berkshire Hathaway, Inc., 3.13%, 03/15/26	2,355	2,379,107

8

Schedule of Investments (unaudited) (continued) March 31, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Chubb INA Holdings, Inc., 3.35%, 05/15/24	$660	$675,234
Fidelity National Financial, Inc., 5.50%, 09/01/22	385	408,023
Markel Corp., 5.35%, 06/01/21	400	417,135
Marsh & McLennan Cos., Inc.:
2.35%, 09/10/19(d)	880	878,899
3.30%, 03/14/23	175	177,408
3.75%, 03/14/26	4,478	4,611,822
4.38%, 03/15/29	2,530	2,677,231
4.90%, 03/15/49	3,600	3,941,887
Old Republic International Corp., 3.88%, 08/26/26(d)	1,500	1,479,396
Willis Towers Watson PLC, 5.75%, 03/15/21(d)	350	366,476

		19,484,120

Interactive Media & Services — 0.1%
Alphabet, Inc., 2.00%, 08/15/26(d)	800	754,798
Booking Holdings, Inc., 3.60%, 06/01/26(d)	944	959,310

		1,714,108

Internet & Direct Marketing Retail — 0.8%
Alibaba Group Holding Ltd.:
2.80%, 06/06/23	200	198,244
3.40%, 12/06/27	4,800	4,709,685
Amazon.com, Inc.:
2.80%, 08/22/24	440	440,772
3.15%, 08/22/27(d)	2,390	2,406,099
Expedia Group, Inc., 3.80%, 02/15/28	4,900	4,728,310

		12,483,110

IT Services — 0.7%
Alibaba Group Holding Ltd., 3.60%, 11/28/24	2,445	2,497,509
Broadridge Financial Solutions, Inc., 3.40%, 06/27/26	720	696,811
DXC Technology Co.:
2.88%, 03/27/20	50	49,969
4.25%, 04/15/24(d)	893	906,087
Fidelity National Information Services, Inc., 3.63%, 10/15/20	714	721,504
Fiserv, Inc., 4.20%, 10/01/28	2,000	2,060,122
International Business Machines Corp.:
1.88%, 05/15/19	1,590	1,588,639
1.63%, 05/15/20	800	791,136
3.38%, 08/01/23	800	816,031
Verisk Analytics, Inc., 4.00%, 06/15/25	1,200	1,251,305

		11,379,113

Security	Par (000)	Value

Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc., 3.15%, 01/15/23(d)	$400	$402,810

Media — 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 07/23/20	395	397,871
4.91%, 07/23/25(d)	1,350	1,424,490
3.75%, 02/15/28(d)	1,750	1,686,787
4.20%, 03/15/28	4,500	4,465,194
5.05%, 03/30/29	1,400	1,475,176
5.38%, 04/01/38(d)	1,800	1,809,665
Comcast Corp.:
3.38%, 02/15/25(d)	1,590	1,619,567
2.35%, 01/15/27	400	373,757
4.60%, 10/15/38	1,200	1,284,572
4.70%, 10/15/48(d)	1,300	1,409,339
DISH DBS Corp., 7.88%, 09/01/19	780	789,750
Fox Corp.(a)(d):
4.03%, 01/25/24	975	1,010,767
4.71%, 01/25/29	1,265	1,356,325
5.58%, 01/25/49	4,250	4,783,305
Interpublic Group of Cos., Inc., 3.75%, 10/01/21	190	193,302
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 02/15/22(d)	260	262,600
Sirius XM Radio, Inc., 5.00%, 08/01/27(a)(d)	250	250,150
Thomson Reuters Corp.:
3.85%, 09/29/24	800	803,187
3.35%, 05/15/26	800	767,586
Time Warner Cable LLC, 5.00%, 02/01/20	680	691,269
Walt Disney Co.(a):
6.40%, 12/15/35	200	265,350
6.15%, 02/15/41	175	234,400
Warner Media LLC:
2.10%, 06/01/19	1,190	1,188,359
3.55%, 06/01/24(d)	1,190	1,200,979
3.60%, 07/15/25	1,175	1,172,053
2.95%, 07/15/26	725	686,182

		31,601,982

Metals & Mining — 0.1%
Rio Tinto Finance USA PLC, 4.13%, 08/21/42(d)	503	525,393

9

Schedule of Investments (unaudited) (continued) March 31, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metals & Mining (continued)
Vale Overseas Ltd., 4.38%, 01/11/22	$413	$420,446

		945,839

Multi-Utilities — 0.4%
CenterPoint Energy, Inc., 4.25%, 11/01/28	1,230	1,272,071
Dominion Energy, Inc., 2.58%, 07/01/20(d)	170	169,061
DTE Energy Co., Series D, 3.70%, 08/01/23	760	778,033
National Fuel Gas Co., 3.95%, 09/15/27	809	776,672
San Diego Gas & Electric Co., 3.60%, 09/01/23	1,590	1,621,612
Sempra Energy, 2.90%, 02/01/23(d)	225	221,688
Southwest Gas Corp., 3.70%, 04/01/28	1,590	1,619,907

		6,459,044

Office Supplies & Equipment — 0.4%
VMware, Inc.:
2.30%, 08/21/20(d)	390	386,390
2.95%, 08/21/22	3,550	3,512,345
3.90%, 08/21/27(d)	2,200	2,114,924

		6,013,659

Oil, Gas & Consumable Fuels — 2.5%
Cheniere Energy Partners LP, Series WI, 5.25%, 10/01/25(d)	300	306,750
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	1,500	1,514,662
Energy Transfer Partners LP, 9.00%, 04/15/19	123	123,258
Equinor ASA:
2.75%, 11/10/21(d)	2,480	2,495,229
3.25%, 11/10/24	400	409,379
Exxon Mobil Corp., 3.18%, 03/15/24(d)	800	822,030
HollyFrontier Corp., 5.88%, 04/01/26	3,034	3,246,483
Kinder Morgan, Inc., 3.05%, 12/01/19(d)	265	265,264
MPLX LP, 4.88%, 06/01/25(d)	2,000	2,128,835
ONEOK Partners LP:
3.38%, 10/01/22	1,000	1,008,493
4.90%, 03/15/25	2,000	2,127,309
6.13%, 02/01/41	800	894,186
ONEOK, Inc.:
4.00%, 07/13/27	1,500	1,502,949
4.55%, 07/15/28(d)	3,000	3,102,566
4.35%, 03/15/29	6,100	6,207,266
Petroleos Mexicanos:
4.63%, 09/21/23(d)	235	231,477
5.35%, 02/12/28	1,165	1,081,120
6.38%, 01/23/45	460	406,318
5.63%, 01/23/46	1,000	824,000

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24(d)	$900	$991,827
5.63%, 03/01/25(d)	1,000	1,098,999
5.88%, 06/30/26	500	556,141
5.00%, 03/15/27(d)	3,442	3,649,954
4.20%, 03/15/28	1,258	1,266,839
Shell International Finance BV:
3.40%, 08/12/23(d)	400	411,210
4.00%, 05/10/46	1,100	1,143,698
TransCanada PipeLines Ltd.:
3.75%, 10/16/23	800	824,106
4.88%, 05/15/48	1,100	1,150,332

		39,790,680

Personal Products — 0.1%
Estee Lauder Cos., Inc., 1.70%, 05/10/21	400	392,671
Unilever Capital Corp., 2.00%, 07/28/26	800	745,829

		1,138,500

Pharmaceuticals — 2.1%
AbbVie, Inc., 2.50%, 05/14/20	490	488,554
AstraZeneca PLC:
1.95%, 09/18/19	1,190	1,186,269
3.50%, 08/17/23	1,000	1,020,046
3.13%, 06/12/27	1,590	1,556,065
4.00%, 01/17/29(d)	2,815	2,955,684
Bristol-Myers Squibb Co., 3.25%, 11/01/23(d)	400	406,983
CVS Health Corp., 3.35%, 03/09/21(d)	1,265	1,274,642
Eli Lilly & Co., 2.75%, 06/01/25(d)	800	800,714
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	5,100	5,147,596
Johnson & Johnson(d):
2.95%, 03/03/27	2,530	2,543,145
2.90%, 01/15/28	400	397,772
Merck & Co., Inc.:
1.85%, 02/10/20	800	794,824
2.80%, 05/18/23(d)	800	808,100
2.75%, 02/10/25	800	801,428
Novartis Capital Corp.(d):
2.40%, 09/21/22	800	796,349
3.10%, 05/17/27	3,500	3,532,909
Pfizer, Inc.:
2.10%, 05/15/19(d)	800	799,552
3.00%, 12/15/26	1,000	1,001,015
7.20%, 03/15/39	1,000	1,447,426
Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21(a)	3,000	3,076,302
Zoetis, Inc.:
3.45%, 11/13/20(d)	355	358,234
3.00%, 09/12/27	1,800	1,729,687

10

Schedule of Investments (unaudited) (continued) March 31, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Zoetis, Inc. (continued):
3.90%, 08/20/28(d)	$1,030	$1,050,945

		33,974,241

Professional Services — 0.2%
IHS Markit Ltd., 4.75%, 08/01/28	2,060	2,155,399
Verisk Analytics, Inc., 4.13%, 03/15/29	740	759,580

		2,914,979

Road & Rail — 0.5%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/25	800	806,636
Canadian National Railway Co.:
2.75%, 03/01/26	800	784,357
3.65%, 02/03/48	2,800	2,814,988
CSX Corp.(d):
3.40%, 08/01/24	800	815,005
2.60%, 11/01/26	800	759,031
Union Pacific Corp.:
2.75%, 04/15/23	1,590	1,581,075
3.25%, 08/15/25	400	404,885
2.75%, 03/01/26(d)	800	779,593

		8,745,570

Semiconductors & Semiconductor Equipment — 1.4%
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 01/15/20(d)	1,700	1,690,905
3.00%, 01/15/22(d)	1,700	1,691,776
3.63%, 01/15/24(d)	1,700	1,695,628
3.13%, 01/15/25(d)	1,040	996,796
3.88%, 01/15/27	3,200	3,057,038
3.50%, 01/15/28(d)	1,700	1,561,980
Broadcom, Inc., 4.25%, 04/15/26(a)	4,000	3,970,440
KLA-Tencor Corp., 4.10%, 03/15/29	1,055	1,073,722
Maxim Integrated Products, Inc., 3.45%, 06/15/27	1,160	1,117,948
QUALCOMM, Inc.:
3.45%, 05/20/25(d)	800	805,884
3.25%, 05/20/27	2,235	2,183,822
Texas Instruments, Inc.:
1.65%, 08/03/19	800	796,990
2.25%, 05/01/23(d)	800	789,100
Xilinx, Inc., 2.95%, 06/01/24	345	342,736

		21,774,765

Software — 0.4%
Activision Blizzard, Inc., 2.30%, 09/15/21	200	197,201
Autodesk, Inc., 3.50%, 06/15/27	2,820	2,728,867
Citrix Systems, Inc., 4.50%, 12/01/27	1,300	1,279,244
Microsoft Corp.(d):
3.00%, 10/01/20	800	806,803
2.70%, 02/12/25	800	800,166

Security	Par (000)	Value

Software (continued)
Oracle Corp.:
2.95%, 05/15/25(d)	$800	$798,963
2.65%, 07/15/26	400	386,944

		6,998,188

Specialty Retail — 0.2%
Dollar Tree, Inc., 4.20%, 05/15/28	3,000	2,989,391
Home Depot, Inc.:
2.80%, 09/14/27(d)	800	788,585
5.40%, 09/15/40	200	240,955

		4,018,931

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc., 3.00%, 06/20/27	925	920,914
Dell International LLC/EMC Corp.(a):
4.00%, 07/15/24	3,100	3,118,562
4.90%, 10/01/26	1,700	1,725,518
5.30%, 10/01/29(d)	1,114	1,123,781
8.35%, 07/15/46(d)	1,200	1,448,359
Hewlett Packard Enterprise Co.:
3.60%, 10/15/20(d)	1,000	1,008,721
3.50%, 10/05/21	1,165	1,180,300

		10,526,155

Tobacco — 0.7%
Altria Group, Inc.:
3.49%, 02/14/22	540	548,475
5.80%, 02/14/39	1,200	1,269,147
5.38%, 01/31/44	535	533,849
3.88%, 09/16/46(d)	500	410,526
6.20%, 02/14/59	325	349,883
BAT Capital Corp.:
2.30%, 08/14/20(d)	1,205	1,192,653
2.76%, 08/15/22	1,070	1,052,275
Philip Morris International, Inc.(d):
6.38%, 05/16/38	2,500	3,095,408
4.25%, 11/10/44	2,500	2,427,819
Reynolds American, Inc.:
3.25%, 06/12/20	127	127,181
4.00%, 06/12/22(d)	305	311,507

		11,318,723

Wireless Telecommunication Services — 0.7%
American Tower Corp.:
3.45%, 09/15/21(d)	740	748,149
3.50%, 01/31/23	1,400	1,419,215
3.95%, 03/15/29	3,300	3,312,298
Crown Castle International Corp., 3.65%, 09/01/27(d)	500	491,660
EPR Properties, 4.95%, 04/15/28(d)	3,500	3,638,657

11

Schedule of Investments (unaudited) (continued) March 31, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 03/20/23(a)(d)	$1,038	$1,037,189

		10,647,168

Total Corporate Bonds — 39.9% (Cost — $625,584,317)		635,697,515

Foreign Agency Obligations — 0.7%
Colombia Government International Bond, 5.00%, 06/15/45	1,900	1,993,100
Indonesia Government International Bond:
3.50%, 01/11/28	1,600	1,554,383
4.75%, 07/18/47(a)	500	509,622
Mexico Government International Bond:
3.50%, 01/21/21(d)	865	877,110
4.15%, 03/28/27	2,325	2,362,200
4.50%, 04/22/29	810	835,515
6.75%, 09/27/34	720	877,511
4.60%, 01/23/46	500	482,500
Uruguay Government International Bond:
4.38%, 01/23/31	475	496,969
5.10%, 06/18/50	1,200	1,281,000

Total Foreign Agency Obligations — 0.7% (Cost — $11,017,195)		11,269,910

	Shares

Investment Companies — 1.2%
iShares iBoxx USD High Yield Corporate Bond ETF(d)(k)	230,000	19,888,100

Total Investment Companies — 1.2% (Cost — $19,594,340)		19,888,100

	Par (000)

Municipal Bonds — 0.2%
Metropolitan Transportation Authority, RB, Build America Bonds, Series E, 6.81%, 11/15/40	355	484,131
Port Authority of New York & New Jersey, RB, 4.03%, 09/01/48	1,000	1,079,780
State of California, GO, Build America Bonds, Various Purpose, 7.55%, 04/01/39(d)	1,000	1,518,720

Security	Par (000)	Value
State of California, GO, Refunding, 3.50%, 04/01/28	$500	$525,175

Total Municipal Bonds — 0.2% (Cost — $3,442,024)		3,607,806

Non-Agency Mortgage-Backed Securities — 6.0%

Collateralized Mortgage Obligations — 3.6%
Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 02/25/21	7	7,537
Citigroup Mortgage Loan Trust, Series 2014-A, Class A, 4.00%, 01/25/35(a)(e)	103	106,151
Fannie Mae Connecticut Avenue Securities:
Series 2014-C01, Class M1, (1 mo. LIBOR US + 1.60%), 4.09%, 01/25/24(c)	88	88,522
Series 2014-C02, Class 1M1, (1 mo. LIBOR US + 0.95%), 3.44%, 05/25/24(c)	110	109,593
Series 2016-C05, Class 2M2F, (1 mo. LIBOR US + 2.75%), 5.24%, 01/25/29(c)	8,004	8,148,629
Series 2016-C07, Class 2M1, (1 mo. LIBOR US + 1.30%), 3.79%, 05/25/29(c)	205	205,598
Series 2017-C02, Class 1M1, (1 mo. LIBOR US + 1.15%), 3.64%, 09/25/29(c)	1,166	1,169,143
Series 2017-C04, Class 2M1, (1 mo. LIBOR US + 0.85%), 3.34%, 11/25/29(c)	1,547	1,548,819
Series 2017-C05, Class 1M1, (1 mo. LIBOR US + 0.55%), 3.04%, 01/25/30(c)	1,534	1,533,353
Series 2017-C06, Class 1M1, 3.24%, 02/25/30(e)	435	435,447
Series 2017-C06, Class 2M1, 3.24%, 02/25/30(e)	226	225,892
Series 2017-C07, Class 2M1, 3.14%, 05/25/30(e)	2,075	2,073,395
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2016-DNA1, Class M2, (1 mo. LIBOR US + 2.90%), 5.39%, 07/25/28(c)	298	302,987
Series 2017-HQA2, Class M1, (1 mo. LIBOR US + 0.80%), 3.29%, 12/25/29(c)	1,298	1,298,765

12

Schedule of Investments (unaudited) (continued) March 31, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (continued):
Series 2017-HQA3, Class M1, 3.04%, 04/25/30(e)	$1,012	$1,010,274
Series 2014-DN2, Class M2, (1 mo. LIBOR US + 1.65%), 4.14%, 04/25/24(c)	905	910,368
Series 2015-DN1, Class M3, (1 mo. LIBOR US + 4.15%), 6.64%, 01/25/25(c)	1,706	1,824,143
Series 2015-DNA1, Class M2, (1 mo. LIBOR US + 1.85%), 4.34%, 10/25/27(c)	8,311	8,397,965
Series 2015-HQ1, Class M3, (1 mo. LIBOR US + 3.80%), 6.29%, 03/25/25(c)	845	890,588
Series 2015-HQA1, Class M2, (1 mo. LIBOR US + 2.65%), 5.14%, 03/25/28(c)	1,056	1,070,186
Series 2016-HQA3, Class M1, (1 mo. LIBOR US + 0.80%), 3.29%, 03/25/29(c)	45	44,744
Series 2017-DNA1, Class M1, (1 mo. LIBOR US + 1.20%), 3.69%, 07/25/29(c)	2,898	2,910,683
Series 2017-DNA2, Class M1, (1 mo. LIBOR US + 1.20%), 3.69%, 10/25/29(c)	1,343	1,350,226
Series 2017-DNA3, Class M1, 3.24%, 03/25/30(e)	1,504	1,502,731
Freddie Mac Structured Agency Credit Risk Trust, Series 2019-HQA1, Class M1, 3.39%, 02/25/49(a)(e)	2,800	2,802,274
RALI Trust, Series 2004-QS9, Class A1, 5.00%, 06/25/19	2	2,514
STACR Trust(a)(e):
Series 2018-DNA3, Class M1, 3.24%, 09/25/48	2,950	2,946,960
Series 2018-HRP1, Class M2, 4.14%, 04/25/43	9,897	9,959,573
Series 2018-HRP2, Class M2, 3.74%, 02/25/47	2,390	2,399,982
Wells Fargo Commercial Mortgage Trust, Class A5:
Series 2014-LC16, 3.82%, 08/15/50	1,210	1,260,187
Series 2018-C44, 4.21%, 05/15/51	780	837,439

		57,374,668

Commercial Mortgage-Backed Securities — 2.4%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class B, 4.36%, 09/15/48(e)	360	380,120

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust:
Series 2015-GC35, Class A4, 3.82%, 11/10/48	$870	$907,960
Series 2016-GC36, Class A5, 3.62%, 02/10/49	550	567,771
Commercial Mortgage Trust:
Series 2012-CR3, Class AM, 3.42%, 10/15/45(a)	1,680	1,691,176
Series 2013-CR11, Class B, 5.13%, 08/10/50(e)	380	404,834
Series 2013-LC6, Class AM, 3.28%, 01/10/46	400	403,641
Series 2014-CR17, Class A5, 3.98%, 05/10/47	670	701,489
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A5, 3.46%, 11/15/50(e)	800	809,762
DBJPM Mortgage Trust, Series 2016-C1, Class B, 4.20%, 05/10/49(e)	330	339,926
GS Mortgage Securities Corp. II, Series 2015-GC30, Class B, 4.01%, 05/10/50(e)	300	306,698
GS Mortgage Securities Trust:
Series 2012-GCJ7, Class AS, 4.09%, 05/10/45	280	287,417
Series 2013-GC13, Class A5, 4.05%, 07/10/46(e)	170	178,879
Series 2013-GC16, Class A3, 4.24%, 11/10/46	448	473,428
Series 2014-GC20, Class A5, 4.00%, 04/10/47	730	763,187
Series 2015-GS1, Class A3, 3.73%, 11/10/48	2,030	2,104,012
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class A4, 4.13%, 08/15/46(e)	430	451,246
Series 2013-C14, Class AS, 4.41%, 08/15/46(e)	1,920	2,014,161
Series 2013-C17, Class A4, 4.20%, 01/15/47	841	888,254
Series 2014-C19, Class A4, 4.00%, 04/15/47	1,320	1,383,471
Series 2014-C22, Class A4, 3.80%, 09/15/47	1,270	1,319,611
Series 2015-C30, Class A5, 3.82%, 07/15/48	1,780	1,854,766
Series 2015-C33, Class A4, 3.77%, 12/15/48	2,360	2,452,781
Series 2016-C1, Class A5, 3.58%, 03/15/49	810	832,383

13

Schedule of Investments (unaudited) (continued) March 31, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class A3, 4.17%, 08/15/46	$206	$210,426
Series 2012-CBX, Class AS, 4.27%, 06/15/45	350	362,210
Series 2016-JP3, Class A4, 2.63%, 08/15/49	1,190	1,151,210
Morgan Stanley Bank of America Merrill Lynch Trust, Class A4:
Series 2013-C10, 4.09%, 07/15/46(e)	470	494,161
Series 2013-C13, 4.04%, 11/15/46	460	483,605
Series 2015-C20, 3.25%, 02/15/48	1,040	1,052,866
Series 2015-C27, 3.75%, 12/15/47	1,030	1,069,666
Series 2016-C28, 3.54%, 01/15/49	2,350	2,407,274
Morgan Stanley Capital I Trust, Class A4:
Series 2012-C4, 3.24%, 03/15/45	680	686,522
Series 2015-MS1, 3.78%, 05/15/48(e)	550	572,249
Morgan Stanley Capital I Trust, Series 2012-C4, Class AS, 3.77%, 03/15/45	2,900	2,948,281
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	505	506,305
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class AS, 3.81%, 12/15/47	510	516,544
Series 2015-C26, Class AS, 3.58%, 02/15/48	1,380	1,397,322
WF-RBS Commercial Mortgage Trust:
Series 2012-C08, Class AS, 3.66%, 08/15/45	640	651,666
Series 2012-C10, Class AS, 3.24%, 12/15/45	460	457,708
Series 2013-C18, Class A5, 4.16%, 12/15/46(e)	620	653,174
Series 2014-C23, Class A4, 3.65%, 10/15/57	330	339,961

		37,478,123

Total Non-Agency Mortgage-Backed Securities — 6.0% (Cost — $94,634,349)		94,852,791

Security	Par (000)	Value

U.S. Government Sponsored Agency Securities — 40.7%

Agency Obligations — 0.1%
Federal Home Loan Bank, 3.25%, 11/16/28	$1,530	$1,609,591

Collateralized Mortgage Obligations — 1.8%
Fannie Mae Connecticut Avenue Securities:
Series 2018-C06, Class 1M1, 3.04%, 03/25/31(e)	1,422	1,420,105
Series 2018-C06, Class 2M1, 3.04%, 03/25/31(e)	1,149	1,147,129
Series 2018-C02, Class 2M1, 3.14%, 08/25/30(e)	2,004	2,003,114
Series 2018-C03, Class 1M1, 3.17%, 10/25/30(e)	2,077	2,075,700
Series 2017-C01, Class 1M1, (1 mo. LIBOR US + 1.30%), 3.79%, 07/25/29(c)	824	827,426
Series 2016-C05, Class 2M1, (1 mo. LIBOR US + 1.35%), 3.84%, 01/25/29(c)	204	204,420
Series 2016-C04, Class 1M1, (1 mo. LIBOR US + 1.45%), 3.94%, 01/25/29(c)	1,289	1,294,377
Series 2017-C05, Class 1M2A, (1 mo. LIBOR US + 2.20%), 4.69%, 01/25/30(c)	2,853	2,897,239
Series 2017-C07, Class 2M2A, 4.99%, 05/25/30(e)	1,225	1,262,689
Series 2014-C02, Class 2M2, (1 mo. LIBOR US + 2.60%), 5.09%, 05/25/24(c)	1,767	1,834,210
Series 2014-C03, Class 2M2, (1 mo. LIBOR US + 2.90%), 5.39%, 07/25/24(c)	1,607	1,682,971
Series 2017-C01, Class 1M2A, (1 mo. LIBOR US + 3.55%), 6.04%, 07/25/29(c)	2,570	2,693,333
Series 2014-C01, Class M2, (1 mo. LIBOR US + 4.40%), 6.89%, 01/25/24(c)	1,090	1,220,106
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 6.94%, 01/25/29(c)	490	536,285
Series 2014-C04, Class 1M2, (1 mo. LIBOR US + 4.90%), 7.39%, 11/25/24(c)	914	1,025,951

14

Schedule of Investments (unaudited) (continued) March 31, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-DNA1, Class M1, 3.39%, 01/25/49(a)(e)	$5,650	$5,657,188

		27,782,243

Commercial Mortgage-Backed Securities — 4.3%
Fannie Mae, Class A2:
Series 2012-M13, 2.38%, 05/25/22	3,980	3,951,802
Series 2016-M13, 2.48%, 09/25/26(e)	800	780,902
Series 2012-M9, 2.48%, 04/25/22	5,994	5,971,445
Series 2013-M3, 2.51%, 11/25/22(e)	4,780	4,757,014
Series 2017-M4, 2.60%, 12/25/26(e)	6,650	6,516,230
Series 2012-M5, 2.72%, 02/25/22	2,569	2,571,714
Series 2017-M2, 2.79%, 02/25/27(e)	1,990	1,979,685
Series 2018-M1, 2.99%, 12/25/27(e)	1,590	1,592,742
Series 2018-M7, 3.05%, 03/25/28(e)	1,590	1,597,577
Freddie Mac:
Series K020, 2.37%, 05/25/22	7,960	7,921,376
Series K055, 2.67%, 03/25/26	1,590	1,580,724
Series K725, 3.00%, 01/25/24	5,570	5,660,534
Series K724, 3.06%, 11/25/23(e)	400	407,483
Series K064, 3.22%, 03/25/27	2,790	2,858,969
Series K068, 3.24%, 08/25/27	1,590	1,630,066
Series K071, 3.29%, 11/25/27	1,590	1,634,187
Series K031, 3.30%, 04/25/23(e)	281	288,522
Series K060, 3.30%, 10/25/26	1,190	1,227,530
Series K070, 3.30%, 11/25/27(e)	800	823,199
Series K061, 3.35%, 11/25/26(e)	1,590	1,644,204
Series K073, 3.35%, 01/25/28	1,610	1,661,515
Series K072, 3.44%, 12/25/27	1,190	1,237,387
Series K076, 3.90%, 04/25/28	2,390	2,568,020
Freddie Mac Multifamily Structured Pass-Through Certificates, Class A2:
Series K056, 2.53%, 05/25/26	1,480	1,455,294
Series K025, 2.68%, 10/25/22	3,980	3,995,072
Series K062, 3.41%, 12/25/26	2,000	2,076,362

		68,389,555

Mortgage-Backed Securities — 34.5%
Fannie Mae Mortgage-Backed Securities:
(12 mo. LIBOR US + 1.54%), 2.05%, 06/01/43(c)	166	166,595
2.50%, 09/01/28 - 04/01/45	523	510,060
3.00%, 12/01/26 - 04/01/49(g)	22,118	22,106,716
3.50%, 11/01/31 - 11/01/51(g)(h)	64,476	65,557,934

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities (continued):
(12 mo. LIBOR US + 1.53%), 3.91%, 04/01/43(c)	$10	$10,817
4.00%, 06/01/24 - 02/01/57(g)	107,941	111,527,162
(12 mo. LIBOR US + 1.53%), 4.06%, 05/01/43(c)	54	55,289
(12 mo. LIBOR US + 1.73%), 4.28%, 04/01/40(c)	14	15,091
4.50%, 12/01/19 - 04/01/49(g)	39,124	41,026,718
(12 mo. LIBOR US + 1.75%), 4.50%, 08/01/41(c)	70	72,358
(12 mo. LIBOR US + 1.83%), 4.58%, 09/01/41(c)	62	64,649
(12 mo. LIBOR US + 1.77%), 4.82%, 01/01/42(c)	45	47,208
(12 mo. LIBOR US + 1.81%), 4.92%, 02/01/42(c)	5	5,210
5.00%, 06/01/19 - 04/01/49(g)(h)	14,698	15,592,289
5.50%, 09/01/19 - 01/01/47	3,461	3,795,631
6.00%, 11/01/22 - 08/01/38	944	1,033,531
6.50%, 12/01/30 - 12/01/32	1,009	1,131,073
7.00%, 01/01/32 - 06/01/32	27	31,819
7.50%, 09/01/29	9	9,705
Freddie Mac Mortgage-Backed Securities:
(12 mo. LIBOR US + 1.65%), 2.45%, 05/01/43(c)	130	129,665
2.50%, 02/01/27 - 04/01/49(g)	1,420	1,418,983
(12 mo. LIBOR US + 1.60%), 2.52%, 08/01/43(c)	50	50,269
3.00%, 05/01/27 - 06/01/47	4,552	4,582,691
3.50%, 04/01/26 - 04/01/49(g)(h)	39,908	40,575,476
4.00%, 10/01/24 - 04/01/49(g)(h)	48,485	50,007,067
(12 mo. LIBOR US + 1.50%), 4.06%, 06/01/43(c)	23	23,431
(12 mo. LIBOR US + 1.75%), 4.09%, 04/01/38(c)	137	143,449
4.50%, 05/01/19 - 04/01/49(g)	29,813	31,199,951
(12 mo. LIBOR US + 1.79%), 4.56%, 08/01/41(c)	51	52,627
(12 mo. LIBOR US + 1.89%), 4.61%, 07/01/41(c)	46	48,226
(12 mo. LIBOR US + 1.90%), 4.86%, 01/01/42(c)	2	2,135
(12 mo. LIBOR US + 1.75%), 4.88%, 02/01/40(c)	83	86,241
5.00%, 01/01/20 - 04/01/49(g)	17,817	18,879,636
5.50%, 07/01/20 - 04/01/49(g)	1,211	1,315,078
6.00%, 07/01/21 - 01/01/38	457	499,850
6.50%, 05/01/21 - 08/01/36	393	449,655
7.50%, 12/01/30	1	762

15

Schedule of Investments (unaudited) (continued) March 31, 2019	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 01/20/43 - 04/17/49(g)	$3,741	$3,763,697
3.50%, 01/15/41 - 04/01/49(g)	46,035	47,100,399
4.00%, 09/15/40 - 04/01/49(g)(h)	28,375	29,334,311
4.50%, 03/15/39 - 04/01/49(g)	32,843	34,169,117
5.00%, 11/20/33 - 04/20/49(g)(h)	17,306	18,165,592
5.50%, 06/15/34 - 04/20/48	934	1,015,722
6.00%, 01/15/32 - 10/20/38	285	315,127
6.50%, 06/15/28 - 03/15/29	31	34,435
7.00%, 06/15/29	14	13,676
7.50%, 08/20/30	4	4,916
Government National Mortgage Association Mortgage-Backed Securities, 4.50%, 12/20/48	3,766	3,925,180

		550,067,219

Total U.S. Government Sponsored Agency Securities — 40.7% (Cost — $642,296,351)		647,848,608

U.S. Treasury Obligations — 4.8%
U.S. Treasury Bonds:
4.25%, 05/15/39	16,000	20,003,750
3.38%, 11/15/48(d)	13,550	15,080,197
U.S. Treasury Notes:
1.63%, 06/30/20(d)	3,980	3,942,066
2.63%, 08/15/20	3,980	3,993,215
1.38%, 04/30/21	3,980	3,907,241
1.63%, 04/30/23	2,390	2,332,677
1.63%, 10/31/23(d)	1,990	1,936,752
2.00%, 05/31/24	3,980	3,930,561
2.38%, 08/15/24(d)	7,960	8,000,111
2.25%, 11/15/24	3,980	3,972,227
6.88%, 08/15/25	3,180	4,034,749
2.25%, 11/15/25	2,960	2,946,587
2.38%, 05/15/27	2,390	2,392,427

Total U.S. Treasury Obligations — 4.8% (Cost — $75,686,023)		76,472,560

Total Long-Term Investments — 110.3% (Cost — $1,738,451,222)		1,757,180,417

	Shares

Short-Term Securities — 12.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(i)(j)(k)	192,152,299	192,229,160

Security	Shares	Value

Short-Term Securities (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(j)(k)	100,000	$100,000

Total Short-Term Securities — 12.1% (Cost — $192,301,152)		192,329,160

Total Investments Before TBA Sale Commitments — 122.4% (Cost — $1,930,752,374)		1,949,509,577

	Par (000)

TBA Sale Commitments — (2.3%)

Mortgage-Backed Securities — (2.3%)
Fannie Mae Mortgage-Backed Securities(g):
3.00%, 04/15/34	3,322	(3,352,824)
3.50%, 04/15/34	625	(639,233)
2.50%, 04/10/49	375	(364,409)
5.00%, 04/10/49	271	(286,502)
5.50%, 04/10/49	125	(133,458)
Freddie Mac Mortgage-Backed Securities(g):
3.00%, 04/15/34	99	(99,955)
3.50%, 04/15/34	1,025	(1,049,424)
3.50%, 04/10/49	8,697	(8,821,534)
4.00%, 04/10/49	16,781	(17,273,614)
Ginnie Mae Mortgage-Backed Securities(g):
5.00%, 04/01/49	516	(539,067)
2.50%, 04/17/49	100	(97,921)
4.00%, 04/17/49	604	(623,618)
4.50%, 04/17/49	500	(520,244)
4.50%, 04/17/49	1,814	(1,884,045)
5.50%, 04/17/49	675	(712,708)

Total TBA Sale Commitments — (2.3)% (Proceeds — $36,074,085)		(36,398,556)

Total Investments, Net of TBA Sale Commitments — 120.1% (Cost — $1,894,678,289)		1,913,111,021

Liabilities in Excess of Other Assets — (20.1)%		(319,519,431)

Net Assets — 100.0%		$1,593,591,590

16

Schedule of Investments (unaudited) (continued) March 31, 2019	CoreAlpha Bond Master Portfolio

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)	Security, or a portion of the security, is on loan.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(g)	Represents or includes a TBA transaction.
(h)	When-issued security.
(i)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(j)	Annualized 7-day yield as of period end.
(k)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased		Shares Sold	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	117,660,556	74,491,743	(b)	—	192,152,299	$192,229,160	$1,033,041	(c)	$12,047	$28,007
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—		—	100,000	100,000	574		—	—
iShares iBoxx USD High Yield Corporate Bond ETF	350,000	100,000		(220,000)	230,000	19,888,100	262,675		(556,656)	2,367,016

						$212,217,260	$1,296,290		$(544,609)	$2,395,023

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviations

BBR	Bank Bill Rate
CPI	Consumer Price Index
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Average Rate

17

Schedule of Investments (unaudited) (continued) March 31, 2019	CoreAlpha Bond Master Portfolio

Portfolio Abbreviations (continued)

LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
RB	Revenue Bonds
S&P	S&P Global Ratings
SIBOR	Singapore Interbank Offered Rate
STIBOR	Stockholm Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
Euro BTP	7	06/06/19	$1,017	$2,238
10-Year Australian Treasury Bond	293	06/17/19	28,826	461,018
10-Year U.S. Treasury Note	421	06/19/19	52,296	411,184
Long U.S. Treasury Bond	255	06/19/19	38,162	1,451,821
Ultra Long U.S. Treasury Bond	811	06/19/19	136,248	3,622,025
2-Year U.S. Treasury Note	113	06/28/19	24,080	104,028

				6,052,314

Short Contracts:
Euro Bund	447	06/06/19	83,407	(1,036,873)
Euro OAT	54	06/06/19	9,854	(127,101)
10-Year Canada Bond	411	06/19/19	42,762	(840,458)
10-Year U.S. Ultra Long Treasury	275	06/19/19	36,515	(820,952)
Long Gilt	18	06/26/19	3,033	464
5-Year U.S. Treasury Note	636	06/28/19	73,667	212,483

				(2,612,437)

				$3,439,877

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	895,001	CAD	1,190,000	Bank of America N.A.	06/19/19	$2,789
USD	112,953	CAD	150,000	Westpac Banking Corp.	06/19/19	489
USD	95,799	HKD	750,000	HSBC Bank USA N.A.	06/19/19	32
USD	81,579	SGD	110,000	HSBC Bank USA N.A.	06/19/19	294

						3,604

USD	246,285	CAD	330,000	Deutsche Bank AG	06/19/19	(1,135)
USD	126,940	CAD	170,000	HSBC Bank USA N.A.	06/19/19	(519)
USD	209,458	CAD	280,000	HSBC Bank USA N.A.	06/19/19	(474)

						(2,128)

						$1,476

18

Schedule of Investments (unaudited) (continued) March 31, 2019	CoreAlpha Bond Master Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Master Portfolio	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.31.V1	5.00%	Quartely	12/20/23	USD	13,681	$(939,060)	$(833,976)	$(105,084)
iTraxx XO, Series 31, Version 1	5.00%	Quartely	06/20/24	EUR	11,790	(1,468,907)	(1,442,699)	(26,208)

						$(2,407,967)	$(2,276,675)	$(131,292)

Centrally Cleared Interest Rate Swaps

Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.09%	Semi-annual	6-Month GBP LIBOR, 0.95%	Semi-annual	N/A		03/07/21	GBP	77,550	$(269,869)	$1,954	$(271,823)
2.62%	Semi-annual	3-Month LIBOR, 2.60%	Quartely	N/A		03/11/21	USD	286,690	(1,210,434)	4,807	(1,215,241)
6-Month EURIBOR, (0.23%)	Semi-annual	(0.16)%	Annual	N/A		03/11/21	EUR	190,820	204,352	3,575	200,777
3-Month LIBOR, 2.60%	Quartely	2.57%	Semi-annual	N/A		03/18/21	USD	3,900	12,538	(1,335)	13,873
0.99%	Semi-annual	6-Month GBP LIBOR, 0.95%	Semi-annual	N/A		03/22/21	GBP	15,090	(17,553)	(9,285)	(8,268)
3-Month LIBOR, 2.60%	Quartely	2.49%	Semi-annual	N/A		03/25/21	USD	11,820	22,611	202	22,409
0.93%	Semi-annual	6-Month GBP LIBOR, 0.95%	Semi-annual	N/A		03/26/21	GBP	18,300	5,780	4,944	836
6-Month EURIBOR, (0.23%)	Semi-annual	(0.18)%	Annual	N/A		03/28/21	EUR	29,620	15,727	1,299	14,428
0.94%	Semi-annual	6-Month GBP LIBOR, 0.95%	Semi-annual	N/A		03/28/21	GBP	6,210	480	136	344
6-Month EURIBOR, (0.23%)	Semi-annual	(0.21)%	Annual	N/A		04/01/21	EUR	30,230	(2,962)	585	(3,547)
2.32%	Semi-annual	3-Month LIBOR, 2.60%	Quartely	N/A		04/01/21	USD	2,460	3,130	42	3,088
6-Month EURIBOR, (0.23%)	Semi-annual	(0.09)%	Annual	06/06/19	(a)	06/06/21	EUR	440,660	946,056	68,619	877,437
1.16%	Semi-annual	6-Month GBP LIBOR, 0.95%	Semi-annual	06/06/19	(a)	06/06/21	GBP	60,760	(327,189)	(10,271)	(316,918)
2.62%	Semi-annual	3-Month LIBOR, 2.60%	Quartely	06/06/19	(a)	06/06/21	USD	562,710	(3,016,761)	(43,173)	(2,973,588)
3-Month LIBOR, 2.60%	Quartely	2.56%	Semi-annual	06/06/19	(a)	06/06/21	USD	78,360	340,815	14,470	326,345
3-Month LIBOR, 2.60%	Quartely	2.53%	Semi-annual	06/06/19	(a)	06/06/21	USD	79,520	290,031	(18,696)	308,727
3-Month LIBOR, 2.60%	Quartely	2.54%	Semi-annual	06/06/19	(a)	06/06/21	USD	80,495	312,019	17,561	294,458
0.94%	Semi-annual	6-Month GBP LIBOR, 0.95%	Semi-annual	06/06/19	(a)	06/06/21	GBP	60,850	23,342	19,054	4,288
0.23%	Annual	6-Month EURIBOR, (0.23%)	Semi-annual	06/06/19	(a)	06/06/24	EUR	478,000	(5,138,997)	(480,230)	(4,658,767)
6-Month GBP LIBOR, 0.95%	Semi-annual	1.34%	Semi-annual	06/06/19	(a)	06/06/24	GBP	98,080	1,701,282	99,211	1,602,071
2.58%	Semi-annual	3-Month LIBOR, 2.60%	Quartely	06/06/19	(a)	06/06/24	USD	99,200	(1,419,000)	238	(1,419,238)
2.51%	Semi-annual	3-Month LIBOR, 2.60%	Quartely	06/06/19	(a)	06/06/24	USD	33,390	(367,945)	(22,024)	(345,921)
6-Month EURIBOR, (0.23%)	Semi-annual	0.12%	Annual	06/06/19	(a)	06/06/24	EUR	24,250	113,766	5,866	107,900
6-Month GBP LIBOR, 0.95%	Semi-annual	1.24%	Semi-annual	06/06/19	(a)	06/06/24	GBP	74,780	840,397	(106,460)	946,857
6-Month EURIBOR, (0.23%)	Semi-annual	0.12%	Annual	06/06/19	(a)	06/06/24	EUR	26,960	127,532	(20,531)	148,063
6-Month EURIBOR, (0.23%)	Semi-annual	0.12%	Annual	06/06/19	(a)	06/06/24	EUR	28,220	136,239	(17,618)	153,857
2.46%	Semi-annual	3-Month LIBOR, 2.60%	Quartely	06/06/19	(a)	06/06/24	USD	780	(6,741)	515	(7,256)
2.47%	Semi-annual	3-Month LIBOR, 2.60%	Quartely	06/06/19	(a)	06/06/24	USD	45	(410)	(31)	(379)
6-Month GBP LIBOR, 0.95%	Semi-annual	1.12%	Semi-annual	06/06/19	(a)	06/06/24	GBP	24,985	79,449	42,585	36,864
6-Month EURIBOR, (0.23%)	Semi-annual	0.07%	Annual	06/06/19	(a)	06/06/24	EUR	26,240	46,390	(17,798)	64,188
6-Month EURIBOR, (0.23%)	Semi-annual	0.07%	Annual	06/06/19	(a)	06/06/24	EUR	28,090	49,661	(8,845)	58,506
3-Month LIBOR, 2.60%	Quartely	2.29%	Semi-annual	06/06/19	(a)	06/06/24	USD	33,550	15,577	127,404	(111,827)
6-Month EURIBOR, (0.23%)	Semi-annual	0.08%	Annual	06/06/19	(a)	06/06/24	EUR	28,390	61,998	5,179	56,819
3-Month LIBOR, 2.60%	Quartely	2.20%	Semi-annual	06/06/19	(a)	06/06/24	USD	33,798	(113,191)	(42,351)	(70,840)
1.06%	Semi-annual	6-Month GBP LIBOR, 0.95%	Semi-annual	06/06/19	(a)	06/06/24	GBP	25,500	8,503	(17,595)	26,098
6-Month GBP LIBOR, 0.95%	Semi-annual	1.04%	Semi-annual	06/06/19	(a)	06/06/24	GBP	24,540	(41,211)	(24,259)	(16,952)
MXN 28D TIIE, 8.52%	Monthly	7.89%	Monthly	09/18/19	(a)	09/11/24	MXN	581,240	168,410	539	167,871
3-Month JIBAR, 7.15%	Quartely	7.77%	Quartely	09/18/19	(a)	09/18/24	ZAR	152,020	90,765	193	90,572
6-Month WIBOR, 1.69%	Semi-annual	2.08%	Annual	09/18/19	(a)	09/18/24	PLN	28,530	26,936	134	26,802
2.37%	Quartely	3-Month HIBOR, 1.76%	Quartely	09/18/19	(a)	09/18/24	HKD	8,425	(18,451)	22	(18,473)

19

Schedule of Investments (unaudited) (continued) March 31, 2019	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.36%	Quartely	3-Month HIBOR, 1.76%	Quartely	09/18/19	(a)	09/18/24	HKD	5,055	$(10,918)	$13	$(10,931)
2.32%	Quartely	3-Month HIBOR, 1.76%	Quartely	09/18/19	(a)	09/18/24	HKD	137,310	(259,299)	357	(259,656)
2.07%	Semi-annual	6-Month SIBOR	Semi-annual	09/18/19	(a)	09/18/24	SGD	50,940	(215,600)	674	(216,274)
(0.02)%	Semi-annual	6-Month JPY LIBOR, %	Semi-annual	09/18/19	(a)	09/18/24	JPY	234,000	(3,632)	43	(3,675)
6-Month BBR	Semi-annual	1.92%	Semi-annual	09/18/19	(a)	09/18/24	AUD	26,180	182,137	379	181,758
3-Month LIBOR, 2.60%	Quartely	2.47%	Semi-annual	09/18/19	(a)	09/18/24	USD	28,900	283,705	(8,351)	292,056
3-Month CAD BA	Semi-annual	2.04%	Semi-annual	09/18/19	(a)	09/18/24	CAD	16,800	74,300	(8,576)	82,876
0.17%	Annual	6-Month EURIBOR, (0.23%)	Semi-annual	09/18/19	(a)	09/18/24	EUR	2,150	(11,374)	460	(11,834)
1.29%	Semi-annual	6-Month GBP LIBOR, 0.95%	Semi-annual	09/18/19	(a)	09/18/24	GBP	4,370	(56,267)	(1,234)	(55,033)
0.52%	Annual	3-Month STIBOR, 0.01%	Quartely	09/18/19	(a)	09/18/24	SEK	173,850	(62,109)	(1,766)	(60,343)
6-Month BBR	Semi-annual	1.92%	Semi-annual	09/18/19	(a)	09/18/24	AUD	9,400	64,136	136	64,000
0.53%	Annual	3-Month STIBOR, 0.01%	Quartely	09/18/19	(a)	09/18/24	SEK	57,430	(23,577)	127	(23,704)
0.18%	Annual	6-Month EURIBOR, (0.23%)	Semi-annual	09/18/19	(a)	09/18/24	EUR	12,010	(68,663)	277	(68,940)
3-Month LIBOR, 2.60%	Quartely	2.47%	Semi-annual	09/18/19	(a)	09/18/24	USD	12,560	122,376	256	122,120
6-Month GBP LIBOR, 0.95%	Semi-annual	1.42%	Semi-annual	N/A		03/07/29	GBP	8,710	231,998	117	231,881
3-Month LIBOR, 2.60%	Quartely	2.70%	Semi-annual	N/A		03/11/29	USD	52,280	1,365,870	1,155	1,364,715
0.65%	Annual	6-Month EURIBOR, (0.23%)	Semi-annual	N/A		03/11/29	EUR	19,570	(418,746)	483	(419,229)
2.62%	Semi-annual	3-Month LIBOR, 2.60%	Quartely	N/A		03/18/29	USD	1,740	(31,475)	4,650	(36,125)
6-Month GBP LIBOR, 0.95%	Semi-annual	1.25%	Semi-annual	N/A		03/22/29	GBP	1,320	8,121	2,005	6,116
2.52%	Semi-annual	3-Month LIBOR, 2.60%	Quartely	N/A		03/25/29	USD	3,400	(32,957)	75	(33,032)
6-Month GBP LIBOR, 0.95%	Semi-annual	1.18%	Semi-annual	N/A		03/26/29	GBP	2,400	(6,587)	(1,677)	(4,910)
0.49%	Annual	6-Month EURIBOR, (0.23%)	Semi-annual	N/A		03/28/29	EUR	1,580	(4,269)	(1,210)	(3,059)
6-Month GBP LIBOR, 0.95%	Semi-annual	1.19%	Semi-annual	N/A		03/28/29	GBP	1,320	(2,396)	27	(2,423)
0.44%	Annual	6-Month EURIBOR, (0.23%)	Semi-annual	N/A		04/01/29	EUR	2,910	10,350	72	10,278
3-Month LIBOR, 2.60%	Quartely	2.34%	Semi-annual	N/A		04/01/29	USD	1,420	(9,037)	32	(9,069)
6-Month EURIBOR, (0.23%)	Semi-annual	0.76%	Annual	06/06/19	(a)	06/06/29	EUR	238,770	6,954,027	623,370	6,330,657
1.52%	Semi-annual	6-Month GBP LIBOR, 0.95%	Semi-annual	06/06/19	(a)	06/06/29	GBP	63,270	(2,413,007)	(129,570)	(2,283,437)
3-Month LIBOR, 2.60%	Quartely	2.74%	Semi-annual	06/06/19	(a)	06/06/29	USD	336,540	9,798,412	(14,561)	9,812,973
0.60%	Annual	6-Month EURIBOR, (0.23%)	Semi-annual	06/06/19	(a)	06/06/29	EUR	27,800	(321,305)	(15,428)	(305,877)
1.40%	Semi-annual	6-Month GBP LIBOR, 0.95%	Semi-annual	06/06/19	(a)	06/06/29	GBP	38,590	(876,127)	126,502	(1,002,629)
0.61%	Annual	6-Month EURIBOR, (0.23%)	Semi-annual	06/06/19	(a)	06/06/29	EUR	42,140	(505,983)	118,175	(624,158)
0.61%	Annual	6-Month EURIBOR, (0.23%)	Semi-annual	06/06/19	(a)	06/06/29	EUR	14,310	(186,210)	24,258	(210,468)
0.63%	Annual	6-Month EURIBOR, (0.23%)	Semi-annual	06/06/19	(a)	06/06/29	EUR	14,370	(214,613)	(8,593)	(206,020)
2.61%	Semi-annual	3-Month LIBOR, 2.60%	Quartely	06/06/19	(a)	06/06/29	USD	17,510	(310,421)	18,216	(328,637)
2.62%	Semi-annual	3-Month LIBOR, 2.60%	Quartely	06/06/19	(a)	06/06/29	USD	35,520	(654,085)	(38,262)	(615,823)
0.61%	Annual	6-Month EURIBOR, (0.23%)	Semi-annual	06/06/19	(a)	06/06/29	EUR	14,120	(180,572)	(113,986)	(66,586)
1.26%	Semi-annual	6-Month GBP LIBOR, 0.95%	Semi-annual	06/06/19	(a)	06/06/29	GBP	12,760	(77,347)	(36,226)	(41,121)
0.51%	Annual	6-Month EURIBOR, (0.23%)	Semi-annual	06/06/19	(a)	06/06/29	EUR	14,300	(22,004)	37,153	(59,157)
0.51%	Annual	6-Month EURIBOR, (0.23%)	Semi-annual	06/06/19	(a)	06/06/29	EUR	14,310	(22,019)	37,179	(59,198)
0.51%	Annual	6-Month EURIBOR, (0.23%)	Semi-annual	06/06/19	(a)	06/06/29	EUR	14,320	(22,035)	20,678	(42,713)
0.51%	Annual	6-Month EURIBOR, (0.23%)	Semi-annual	06/06/19	(a)	06/06/29	EUR	14,330	(22,050)	20,692	(42,742)
2.44%	Semi-annual	3-Month LIBOR, 2.60%	Quartely	06/06/19	(a)	06/06/29	USD	18,195	(33,901)	(93,823)	59,922
0.52%	Annual	6-Month EURIBOR, (0.23%)	Semi-annual	06/06/19	(a)	06/06/29	EUR	14,510	(38,281)	(16,935)	(21,346)
0.52%	Annual	6-Month EURIBOR, (0.23%)	Semi-annual	06/06/19	(a)	06/06/29	EUR	14,330	(37,806)	(16,725)	(21,081)
2.37%	Semi-annual	3-Month LIBOR, 2.60%	Quartely	06/06/19	(a)	06/06/29	USD	17,913	67,120	31,368	35,752
6-Month GBP LIBOR, 0.95%	Semi-annual	1.19%	Semi-annual	06/06/19	(a)	06/06/29	GBP	13,190	(37,670)	(9,704)	(27,966)
6-Month GBP LIBOR, 0.95%	Semi-annual	1.21%	Semi-annual	06/06/19	(a)	06/06/29	GBP	13,840	(10,327)	19,701	(30,028)
6-Month GBP LIBOR, 0.95%	Semi-annual	1.21%	Semi-annual	06/06/19	(a)	06/06/29	GBP	12,670	(9,454)	(19,208)	9,754
6-Month GBP LIBOR, 0.95%	Semi-annual	1.65%	Semi-annual	06/06/19	(a)	06/06/49	GBP	9,470	883,871	55,533	828,338
1.32%	Annual	6-Month EURIBOR, (0.23%)	Semi-annual	06/06/19	(a)	06/06/49	EUR	27,000	(2,044,281)	(160,918)	(1,883,363)

20

Schedule of Investments (unaudited) (continued) March 31, 2019	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.90%	Semi-annual	3-Month LIBOR, 2.60%	Quartely	06/06/19	(a)	06/06/49	USD	75,550	$(5,050,233)	$3,957	$(5,054,190)
6-Month EURIBOR, (0.23%)	Semi-annual	1.17%	Annual	06/06/19	(a)	06/06/49	EUR	5,950	176,069	18,685	157,384
6-Month EURIBOR, (0.23%)	Semi-annual	1.18%	Annual	06/06/19	(a)	06/06/49	EUR	10,850	370,008	(93,335)	463,343
6-Month EURIBOR, (0.23%)	Semi-annual	1.22%	Annual	06/06/19	(a)	06/06/49	EUR	5,350	237,564	11,958	225,606
3-Month LIBOR, 2.60%	Quartely	2.79%	Semi-annual	06/06/19	(a)	06/06/49	USD	7,755	349,066	29,774	319,292
6-Month EURIBOR, (0.23%)	Semi-annual	1.20%	Annual	06/06/19	(a)	06/06/49	EUR	5,450	216,463	161,639	54,824
6-Month EURIBOR, (0.23%)	Semi-annual	1.07%	Annual	06/06/19	(a)	06/06/49	EUR	5,330	(805)	(41,788)	40,983
6-Month EURIBOR, (0.23%)	Semi-annual	1.07%	Annual	06/06/19	(a)	06/06/49	EUR	5,400	(815)	(12,842)	12,027
6-Month EURIBOR, (0.23%)	Semi-annual	1.07%	Annual	06/06/19	(a)	06/06/49	EUR	5,330	(4,282)	40,943	(45,225)
1.29%	Semi-annual	6-Month GBP LIBOR, 0.95%	Semi-annual	06/06/19	(a)	06/06/49	GBP	5,290	125,785	55,665	70,120
1.33%	Semi-annual	6-Month GBP LIBOR, 0.95%	Semi-annual	06/06/19	(a)	06/06/49	GBP	4,660	52,064	49,405	2,659

									$953,975	$250,103	$703,872

(a)	Forward swap.

Centrally Cleared Inflation Swaps

Paid by the Master Portfolio		Received by the Master Portfolio		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Change in Return of the U.S CPI Urban Consumers NSA	At Termination	1.94%	At Termination	02/07/24	USD	31,250	$(100,006)	$1,128	$(101,134)

OTC Interest Rate Swaps

Paid by the Master Portfolio		Received by the Master Portfolio			Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty
1.76%	Quartely	3-Month KRW CDC, 1.87%	Quartely	Deutsche Bank AG	09/18/19	(a)	09/18/24	KRW	44,346,610	$(314,312)	$—	$(314,312)

(a)	Forward swap.

21

Schedule of Investments (unaudited) (continued) March 31, 2019	CoreAlpha Bond Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$264,043,240	$3,499,887	$267,543,127
Corporate Bonds(a)	—	635,697,515	—	635,697,515
Foreign Agency Obligations	—	11,269,910	—	11,269,910
Investment Companies	19,888,100	—	—	19,888,100
Municipal Bonds	—	3,607,806	—	3,607,806
Non-Agency Mortgage-Backed Securities	—	94,852,791	—	94,852,791
U.S. Government Sponsored Agency Securities	—	647,848,608	—	647,848,608
U.S. Treasury Obligations	—	76,472,560	—	76,472,560
Short-Term Securities	192,329,160	—	—	192,329,160
Liabilities:
Investments:
TBA Sale Commitments	—	(36,398,556)	—	(36,398,556)

	$212,217,260	$1,697,393,874	$3,499,887	$1,913,111,021

22

Schedule of Investments (unaudited) (continued) March 31, 2019	CoreAlpha Bond Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets:
Forward foreign currency contracts	$—	$3,604	$—	$3,604
Interest rate contracts	6,265,261	26,332,912	—	32,598,173
Liabilities:
Credit contracts	—	(131,292)	—	(131,292)
Forward foreign currency contracts	—	(2,128)	—	(2,128)
Interest rate contracts	(2,825,384)	(25,943,352)	—	(28,768,736)
Other contracts	—	(101,134)	—	(101,134)

	$3,439,877	$158,610	$—	$3,598,487

(a)	See above Schedule of Investments for values in each industry.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019, there were no transfers between levels.

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